Net Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock [Member]
Antidiluted securities	1,789,534	3,220,130
Stock Option [Member]
Antidiluted securities	4,114,655